Condensed Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 593,632	$ 6,678,344	$ 13,528,444
Prepaid expenses and other current assets	331,393	296,948	247,500
Total current assets	925,025	6,975,292	13,775,944
Property and equipment, net	28,261	38,673	30,013
Restricted cash			44,018
Security deposit	10,455	10,455
Total assets	963,741	7,024,420	13,849,975
Current liabilities
Accounts payable	2,179,437	683,161	554,362
Accrued expenses and other current liabilities	1,077,836	1,188,041	1,354,967
Due to related party	24,658	84,756	69,298
Deferred rent	13,602	7,351	14,748
Total current liabilities	3,295,533	1,963,309	1,993,375
Warrant liability	1,599,493	3,705,472	3,420,780
Total liabilities	4,895,026	5,668,781	5,414,155
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, $0.0001 par value, 35,000,000 shares authorized, none issued and outstanding			1,527
Common stock, $0.0001 par value, 80,000,000 shares authorized, 36,334,942 and 36,304,942 shares issued and outstanding	3,608	3,605	2,041
Additional paid-in capital	37,436,685	36,865,034	36,036,139
Deficit accumulated during the development stage	(41,371,578)	(35,513,000)	(27,603,887)
Total stockholders' (deficit) equity	(3,931,285)	1,355,639	8,435,820
Total liabilities and stockholders' (deficit) equity	$ 963,741	$ 7,024,420	$ 13,849,975